UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment   [_]; Amendment Number: ___________

This Amendment (Check only one): [_]    is a restatement.
                                 [_]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
         -------------------------------------
Address: 20 Park Plaza, Suite 905
         -------------------------------------
         Boston, MA 02116
         -------------------------------------

Form 13F File Number: 28-12884
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA                 November 12, 2010
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    20
                                           -----------------

Form 13F Information Table Value Total:    111,440
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
---------------------------   ------------  -----------  -------- ----------------------  ----------  -------- ---------------------
                                  TITLE OF                VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER               CLASS       CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
AASTROM BIOSCIENCES INC         COM NEW      00253U 30 5    2,549  1,644,838    SH            SOLE        N/A   1,644,838
ALEXION PHARMACEUTICALS INC       COM        015351 10 9    9,738    151,300    SH            SOLE        N/A     151,300
ALLERGAN INC                      COM        018490 10 2    7,265    109,200    SH            SOLE        N/A     109,200
ARTHROCARE CORP                   COM        043136 10 0   10,146    373,292    SH            SOLE        N/A     373,292
BIOSPECIFICS TECHNOLOGIES CO      COM        090931 10 6   16,823    624,917    SH            SOLE        N/A     624,917
CELGENE CORP                      COM        151020 10 4    4,874     84,600    SH            SOLE        N/A      84,600
CUBIST PHARMACEUTICALS  INC       COM        229678 10 7    4,751    203,100    SH            SOLE        N/A     203,100
CYPRESS BIOSCIENCES INC        COM PAR $.02  232674 50 7    3,850  1,000,000    SH            SOLE        N/A   1,000,000
DEPOMED INC                       COM        249908 10 4    5,992  1,337,582    SH            SOLE        N/A   1,337,582
GENTIUM S P A                 SPONSORED ADR  37250B 10 4    1,454    202,217    SH            SOLE        N/A     202,217
JAZZ PHARMACEUTICALS INC          COM        472147 10 7    8,237    767,670    SH            SOLE        N/A     767,670
MAP PHARMACEUTICALS INC           COM        56509R 10 8    1,148     75,000    SH            SOLE        N/A      75,000
NPS PHARMACEUTICALS INC           COM        62936P 10 3      684    100,000    SH            SOLE        N/A     100,000
PHARMASSET INC                    COM        71715N 10 6    8,400    285,261    SH            SOLE        N/A     285,261
PSIVIDA CORP                      COM        74440J 10 1    1,013    231,300    SH            SOLE        N/A     231,300
SEQUENOM INC                    COM NEW      817337 40 5    2,454    350,000    SH            SOLE        N/A     350,000
TARGACEPT INC                     COM        87611R 30 6    8,566    383,457    SH            SOLE        N/A     383,457
UNITED THERAPEUTICS CORP DEL      COM        91307C 10 2    5,528     98,700    SH            SOLE        N/A      98,700
VALEANT PHARMACEUTICALS INTL      COM        91911X 10 4    7,670    306,200    SH            SOLE        N/A     306,200
VISION--SCIENCES INC DEL          COM        927912 10 5      298    250,679    SH            SOLE        N/A     250,679